Lease Commitments - Additional Information (Detail)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) ft²	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) ft²	Dec. 31, 2014 USD ($)
Operating Leased Assets [Line Items]
Proceeds from sale leaseback						$ 0	$ 1,500,000
Capital lease obligations						$ 500,000
Sale-leaseback transaction lease term				At the end of each lease term, the leases shall automatically renew for twelve additional months unless certain conditions are met.		At the end of each lease term, the leases shall automatically renew for twelve additional months at the current monthly rate unless the Company gives written notice 150 days prior to the end of the lease.
Amounts charged to expense under operating leases		$ 237,376	$ 66,514	$ 640,741	$ 210,416	$ 279,296	$ 293,773
Equipment [Member]
Operating Leased Assets [Line Items]
Capital lease obligations	$ 80,138
Capital Lease Obligations Monthly Rental Payments	$ 1,543
Lessee Leasing Arrangements Capital Leases Term Of Contract	5 years
Second Agreement
Operating Leased Assets [Line Items]
Sale-leaseback transaction agreement date				Apr,30, 2014		April 30 2014
Proceeds from sale leaseback				$ 1,500,000		$ 1,500,000
Sale-leaseback transaction renewal period				24 months		24 months
Sale-leaseback transaction monthly payments				$ 64,665		$ 64,665
Amortizing of capital lease				36 months		36 months
Period of future expense						12 months
First Agreement
Operating Leased Assets [Line Items]
Proceeds from sale leaseback				$ 2,500,000		$ 2,500,000
Sale-leaseback transaction renewal period				36 months		36 months
Sale-leaseback transaction monthly payments				$ 74,875		$ 74,875
Amortizing of capital lease				48 months		48 months
Building Space Lease
Operating Leased Assets [Line Items]
Area Of Leased Space | ft²				33,000		33,000
Operating Leases Monthly Base Rent Expense		21,226		$ 21,226		$ 21,226
Lease Expiration Date				Apr. 30, 2017		Apr. 30, 2016
Renewal Term						3 years
Office Space Lease
Operating Leased Assets [Line Items]
Area Of Leased Space | ft²				35,540		13,399
Operating Leases Monthly Base Rent Expense						$ 8,437
Aggregate lease, base		$ 3,472,875		$ 3,472,875		$ 1,231,526
Term of Contract				65 months		65 months
Lessee Leasing Arrangements Capital Leases Term Of Contract				65 years